CrossingBridge Pre-Merger SPAC ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of
	Shares	Value
Special Purpose Acquisition Companies - 77.03%
10X Capital Venture Acquisition Corp. II (a)(b)	3,931	38,484
26 Capital Acquisition Corp. (a)	8,484	83,567
Accelerate Acquisition Corp. (a)	2,150	20,898
Acropolis Infrastructure Acquisition Corp. (a)	7,150	69,570
Adara Acquisition Corp. (a)	209	2,046
Aequi Acquisition Corp. (a)	2,150	20,962
African Gold Acquisition Corp. (a)(b)	7,150	69,212
Ahren Acquisition Corp. (a)(b)	5,000	50,100
Alpha Partners Technology Merger Corp. (a)(b)	2,150	20,844
Alpine Acquisition Corp. (a)	2,150	21,511
AltEnergy Acquisition Corp. (a)	12,150	122,593
Anthemis Digital Acquisitions I Corp. (a)(b)	12,150	123,080
Anzu Special Acquisition Corp. I (a)	2,150	20,962
AP Acquisition Corp. (a)(b)	36,429	369,026
Apeiron Capital Investment Corp. (a)	12,000	121,080
Apollo Strategic Growth Capital (a)(b)	2,150	21,221
APx Acquisition Corp. I (a)(b)	19,272	194,069
Arbor Rapha Capital Bioholdings Corp. I (a)	17,150	173,729
Archimedes Tech SPAC Partners Co. (a)	2,480	24,478
ArcLight Clean Transition Corp. II (a)(b)	5,000	49,900
Arena Fortify Acquisition Corp. (a)	15,000	152,100
Ascendant Digital Acquisition Corp. III (a)(b)	9,995	101,449
Athlon Acquisition Corp. (a)	500	4,880
Atlantic Avenue Acquisition Corp. (a)	15,600	152,880
Atlas Crest Investment Corp. II (a)	2,150	20,919
Ault Disruptive Technologies Corp. (a)	45,000	455,850
Austerlitz Acquisition Corp. I (a)(b)	20,000	194,200
Austerlitz Acquisition Corp. II (a)(b)	2,150	20,898
Avalon Acquisition, Inc. (a)	50,500	498,940
Avista Public Acquisition Corp. II (a)(b)	2,150	21,489
B Riley Principal 250 Merger Corp. (a)	5,000	48,700
Banner Acquisition Corp. (a)	2,150	20,984
Battery Future Acquisition Corp. (a)(b)	10,000	100,000
Beard Energy Transition Acquisition Corp. (a)	12,500	127,000
Belong Acquisition Corp. (a)	5,000	48,550
Berenson Acquisition Corp. Founder Shares (a)(b)(d)(e)	922	–
Berenson Acquisition Corp. I (a)	450	4,351
BGP Acquisition Corp. (a)(b)	9,200	87,492
BioPlus Acquisition Corp. (a)(b)	20,000	200,000
Blockchain Coinvestors Acquisition Corp. I (a)(b)	15,000	151,650
Blockchain Moon Acquisition Corp. (a)	25,848	253,052
Bluescape Opportunities Acquisition Corp. (a)(b)	3,350	32,797
Bridgetown Holdings Ltd. (a)(b)	1,129	11,087
Brigade-M3 European Acquisition Corp. (a)(b)	68,750	677,187
Bullpen Parlay Acquisition Co. (a)(b)	36,323	368,678
Cactus Acquisition Corp. 1 Ltd. (a)(b)	10,450	105,023
Canna-Global Acquisition Corp. (a)	28,917	292,929
Capstar Special Purpose Acquisition Corp. (a)	16,325	162,597
Carney Technology Acquisition Corp. II (a)	31,831	310,989
Cartesian Growth Corp. (a)(b)	15,000	148,200
Cascadia Acquisition Corp. (a)	2,150	20,823
Catcha Investment Corp. (a)(b)	2,150	21,006
CC Neuberger Principal Holdings II (a)(b)	9,228	91,357
CENAQ Energy Corp. (a)	2,150	21,253
CF Acquisition Corp. IV (a)	18,475	181,055
Chain Bridge I (a)(b)	12,581	126,691
Churchill Capital Corp. V (a)	10,000	98,400
Churchill Capital Corp. VII (a)	2,150	21,134
CleanTech Acquisition Corp. (a)	50,000	498,000
Cohn Robbins Holdings Corp. (a)(b)	18,475	181,609
Colicity, Inc. (a)	5,914	57,662
Coliseum Acquisition Corp. (a)(b)	10,000	96,600
Colombier Acquisition Corp. (a)	2,150	20,726
Compass Digital Acquisition Corp. (a)(b)	2,150	21,242
Compute Health Acquisition Corp. (a)	9,228	89,788
Concord Acquisition Corp. III (a)	5,350	52,965
Conx Corp. (a)	2,150	21,113
Corner Growth Acquisition Corp. (a)(b)	2,150	21,070
Corsair Partnering Corp. (a)(b)	2,150	20,984
COVA Acquisition Corp. (a)(b)	16,325	159,332
Crescera Capital Acquisition Corp. (a)(b)	15,000	150,300
Crixus BH3 Acquisition Co. (a)	2,150	21,392
Decarbonization Plus Acquisition Corp. IV (a)(b)	7,150	70,499
DP Cap Acquisition Corp. I (a)(b)	15,000	150,600
DPCM Capital, Inc. (a)	18,475	181,424
DTRT Health Acquisition Corp. (a)	2,150	21,575
Dune Acquisition Corp. (a)	5,000	49,500
East Resources Acquisition Co. (a)	2,150	21,220
EdtechX Holdings Acquisition Corp. II (a)	200	2,004
EG Acquisition Corp. (a)	2,150	20,898
Elliott Opportunity II Corp. (a)(b)	60,000	586,200
Empowerment & Inclusion Capital I Corp. (a)	6,625	64,527
Enphys Acquisition Corp. (a)(b)	2,150	21,328
Enterprise 4.0 Technology Acquisition Corp. (a)(b)	17,150	172,701
Environmental Impact Acquisition Corp. (a)	16,325	161,944
Epiphany Technology Acquisition Corp. (a)	2,150	20,984
Equity Distribution Acquisition Corp. (a)	7,150	70,213
ESGEN Acquisition Corp. (a)(b)	15,250	154,635
ESM Acquisition Corp. (a)(b)	2,150	20,898
Eucrates Biomedical Acquisition Corp. (a)(b)	2,150	20,984
EVe Mobility Acquisition Corp. (a)(b)	13,895	139,089
Everest Consolidator Acquisition Corp. (a)	20,000	203,300
ExcelFin Acquisition Corp. (a)	12,140	122,007
Executive Network Partnering Corp. (a)	2,150	21,091
Finnovate Acquisition Corp. (a)(b)	17,150	173,558
First Light Acquisition Group, Inc. (a)	2,150	21,113
FirstMark Horizon Acquisition Corp. (a)	4,788	47,353
Flame Acquisition Corp. (a)	5,731	55,705
Focus Impact Acquisition Corp. (a)	8,150	81,907
Forest Road Acquisition Corp. II (a)	2,150	20,920
Fortistar Sustainable Solutions Corp. (a)	2,150	20,876
Fortress Capital Acquisition Corp. (a)(b)	2,150	20,984
Frazier Lifesciences Acquisition Corp. (a)(b)	1,217	11,866
FTAC Hera Acquisition Corp. (a)(b)	4,460	43,574
FTAC Parnassus Acquisition Corp. (a)	2,150	21,059
Future Health ESG Corp. (a)(b)	450	4,464
G Squared Ascend I, Inc. (a)(b)	11,792	116,505
G&P Acquisition Corp. (a)	16,494	161,806
G3 VRM Acquisition Corp. (a)	2,150	21,457
Games & Esports Experience Acquisition Corp. (a)(b)	15,000	152,100
GigInternational1, Inc. (a)	5,000	49,650
Gladstone Acquisition Corp. (a)	53,652	533,301
Glenfarne Merger Corp. (a)	2,150	20,941
Global Consumer Acquisition Corp. (a)	15,600	154,752
Global SPAC Partners Co. (a)(b)	17,534	175,515
Global Synergy Acquisition Corp. (a)(b)	2,150	21,092
Global Technology Acquisition Corp. I (a)(b)	12,150	123,323
Globalink Investment, Inc. (a)	17,066	175,609
Globis Acquisition Corp. (a)	15,000	151,800
GO Acquisition Corp. (a)	7,150	70,356
Goal Acquisitions Corp. (a)	5,510	53,447
GoGreen Investments Corp. (a)(b)	4,150	41,459
Group Nine Acquisition Corp. (a)	7,150	69,712
Growth Capital Acquisition Corp. (a)	16,325	162,270
Growth For Good Acquisition Corp. (a)(b)	11,000	109,780
Hambro Perks Acquisition Co Ltd. (a)(b)(c)	75,000	1,020,236
Hamilton Lane Alliance Holdings I, Inc. (a)	65,000	635,050
Health Assurance Acquisition Corp. (a)	9,228	90,158
Health Sciences Acquisitions Corp. 2 (a)(b)	10,000	100,000
Healthcare Capital Corp. (a)	9,063	89,452
Healthcare Services Acquisition Corp. (a)	16,325	159,332
Hennessy Capital Investment Corp. V (a)	2,150	20,941
HH&L Acquisition Co. (a)(b)	2,150	20,920
HIG Acquisition Corp. (a)(b)	2,150	21,027
Horizon Acquisition Corp. II (a)(b)	1,700	16,711
HPX Corp. (a)(b)	900	8,883
Hudson Executive Investment Corp. II (a)	2,150	21,027
Hudson Executive Investment Corp. III (a)	8,838	85,905
Hunt Companies Acquisition Corp. I (a)(b)	10,000	101,500
Iconic Sports Acquisition Corp. (a)(b)	17,150	173,387
IG Acquisition Corp. (a)	2,740	26,879
Ignyte Acquisition Corp. (a)	10,000	97,850
Independence Holdings Corp. (a)(b)	7,150	69,498
Industrial Human Capital, Inc. (a)	23,151	229,658
Infinite Acquisition Corp. (a)(b)	28,000	281,960
InFinT Acquisition Corp. (a)(b)	20,000	200,600
Inflection Point Acquisition Corp. (a)(b)	450	4,487
Innovative International Acquisition Corp. (a)(b)	9,958	99,879
Insight Acquisition Corp. (a)	2,150	20,995
Integral Acquisition Corp. 1 (a)	2,150	21,543
Integrated Rail and Resources Acquisition Corp. (a)	17,000	170,850
International Media Acquisition Corp. (a)	7,421	72,874
InterPrivate II Acquisition Corp. (a)	2,150	20,855
Investcorp Europe Acquisition Corp. I (a)(b)	60,000	604,800
ION Acquisition Corp. 3 Ltd. (a)(b)	2,150	21,027
Iron Spark I, Inc.	5,000	49,650
Isleworth Healthcare Acquisition Corp. (a)	16,325	160,638
ITHAX Acquisition Corp. (a)(b)	4,867	47,891
Itiquira Acquisition Corp. (a)(b)	22,091	215,166
IX Acquisition Corp. (a)(b)	2,150	21,285
Jackson Acquisition Co. (a)	30,000	298,800
Jaws Mustang Acquisition Corp. (a)(b)	2,150	20,963
JOFF Fintech Acquisition Corp. (a)	2,150	20,962
Juniper II Corp. (a)	8,559	87,302
Jupiter Acquisition Corp. (a)	2,150	20,661
Kadem Sustainable Impact Corp. (a)	2,150	20,833
Kensington Capital Acquisition Corp. V (a)(b)	2,150	21,135
Kingswood Acquisition Corp. (a)	1,500	15,150
KINS Technology Group, Inc. (a)	16,325	162,760
Kismet Acquisition Two Corp. (a)(b)	7,150	69,498
KKR Acquisition Holdings I Corp. (a)	626	6,097
KL Acquisition Corp. (a)	1,108	10,825
KludeIn I Acquisition Corp. (a)	451	4,436
L Catterton Asia Acquisition Corp. (a)(b)	2,150	20,898
L&F Acquisition Corp. (a)	15,278	153,238
Landcadia Holdings IV, Inc. (a)	2,150	20,941
LAVA Medtech Acquisition Corp. (a)(b)	12,150	122,229
Lead Edge Growth Opportunities Ltd. (a)(b)	2,150	20,920
Lefteris Acquisition Corp. (a)	7,150	70,070
Legato Merger Corp. II (a)	30,000	300,750
Leo Holdings Corp. II (a)(b)	5,000	48,750
LF Capital Acquisition Corp. II (a)(b)	10,000	100,000
LightJump Acquisition Corp. (a)	5,966	58,825
Lionheart III Corp. (a)	2,150	21,575
Live Oak Crestview Climate Acquisition Corp. (a)	20,000	195,100
Live Oak Mobility Acquisition Corp. (a)	2,150	21,005
LMF Acquisition Opportunities, Inc. (a)	100	1,004
M3-Brigade Acquisition II Corp. (a)	7,626	75,574
M3-Brigade Acquisition III Corp. (a)	12,150	121,743
Macondray Capital Acquisition Corp. I (a)(b)	9,228	90,896
Magnum Opus Acquisition Ltd. (a)(b)	6,542	64,897
Mallard Acquisition Corp. (a)	2,150	21,586
Maquia Capital Acquisition Corp. (a)	2,150	21,586
Mason Industrial Technology, Inc. (a)	16,325	159,332
McLaren Technology Acquisition Corp. (a)	2,150	21,629
Mercato Partners Acquisition Corp. (a)	15,450	153,418
Mercato Partners Acquisition Corp. (a)	1,700	17,051
Metals Acquisition Corp. (a)(b)	2,150	20,758
Minority Equality Opportunities Acquisition, Inc. (a)	2,150	21,457
Mission Advancement Corp. (a)	2,150	20,919
Monterey Bio Acquisition Corp. (a)	10,000	98,900
Motive Capital Corp. (a)(b)	15,600	153,504
Mount Rainier Acquisition Corp. (a)	1,169	11,889
Mudrick Capital Acquisition Corp. II (a)	34,614	344,063
Nabors Energy Transition Corp. (a)	14,999	152,240
Natural Order Acquisition Corp. (a)	700	6,874
New Vista Acquisition Corp. (a)(b)	2,150	20,920
Newcourt Acquisition Corp. (a)(b)	10,873	110,035
NightDragon Acquisition Corp. (a)	6,900	67,275
Nocturne Acquisition Corp. (a)(b)	6,677	66,770
North Atlantic Acquisition Corp. (a)(b)	16,050	157,290
North Mountain Merger Corp. (a)	1,500	14,790
Northern Star Investment Corp. III (a)	2,150	20,962
Novus Capital Corp. II (a)	6,984	69,142
Oaktree Acquisition Corp. II (a)(b)	16,325	161,291
OceanTech Acquisitions I Corp. (a)	2,150	21,565
OmniLit Acquisition Corp. (a)	11,429	113,947
One Equity Partners Open Water I Corp. (a)	15,997	155,651
Onyx Acquisition Co. I (a)(b)	12,150	123,262
OPY Acquisition Corp. I (a)	2,150	21,500
Orion Acquisition Corp. (a)	2,150	21,027
Oxbridge Acquisition Corp. (a)(b)	2,150	21,264
Oxus Acquisition Corp. (a)(b)	7,150	70,642
Oyster Enterprises Acquisition Corp. (a)	16,086	156,999
Pacifico Acquisition Corp. (a)	10,000	99,200
Parabellum Acquisition Corp. Founder Shares (a)(b)(d)(e)	2,299	–
Pathfinder Acquisition Corp. (a)(b)	4,360	42,292
Pearl Holdings Acquisition Corp. (a)(b)	15,462	154,620
PepperLime Health Acquisition Corp. (a)(b)	2,150	21,070
Perception Capital Corp. II (a)(b)	7,735	78,510
Peridot Acquisition Corp. II (a)(b)	18,475	179,762
Pioneer Merger Corp. (a)(b)	8,484	83,737
Pivotal Investment Corp. III (a)	2,150	20,941
Plum Acquisition Corp. I (a)(b)	2,150	20,877
PMV Consumer Acquisition Corp. (a)	2,150	21,135
Pontem Corp. (a)(b)	2,150	21,070
Population Health Investment Co, Inc. (a)(b)	2,150	21,156
Portage Fintech Acquisition Corp. (a)(b)	2,150	20,877
Primavera Capital Acquisition Corp. (a)(b)	6,906	67,057
Prime Impact Acquisition I (a)(b)	5,000	49,200
Progress Acquisition Corp. (a)	2,150	20,984
Project Energy Reimagined Acquisition Corp. (a)(b)	2,150	21,328
PROOF Acquisition Corp. I (a)	9,877	98,869
Property Solutions Acquisition Corp. II (a)	2,150	20,876
PropTech Investment Corp. II (a)	3,495	34,076
Provident Acquisition Corp. (a)(b)	5,000	49,250
Pyrophyte Acquisition Corp. (a)(b)	8,630	87,595
Pyrophyte Acquisition Corp. (a)(b)	2,000	19,500
RCF Acquisition Corp. (a)(b)	10,000	101,000
Recharge Acquisition Corp. (a)	2,618	26,010
Revelstone Capital Acquisition Corp. (a)	53,333	528,263
Revelstone Capital Acquisition Corp. Founder Shares (a)(b)(d)(e)	6,000	–
Revolution Healthcare Acquisition Corp. (a)	2,150	20,876
RMG Acquisition Corp. III (a)(b)	18,475	180,131
ROC Energy Acquisition Corp. (a)	6,600	66,660
Rocket Internet Growth Opportunities Corp. (a)(b)	2,150	21,070
Rose Hill Acquisition Corp. (a)(b)	17,150	174,073
RXR Acquisition Corp. (a)	1,382	13,474
Schultze Special Purpose Acquisition Corp. II (a)	1,986	20,237
ScION Tech Growth I (a)(b)	7,150	69,784
ScION Tech Growth II (a)(b)	2,150	20,920
SCVX Corp. (a)(b)	16,325	163,087
SDCL EDGE Acquisition Corp. (a)(b)	2,150	21,350
Seaport Calibre Materials Acquisition Corp. (a)	2,150	21,715
Seaport Global Acquisition II Corp. (a)	25,000	247,000
Semper Paratus Acquisition Corp. (a)(b)	17,150	173,815
Senior Connect Acquisition Corp. I (a)	2,150	20,941
ShoulderUp Technology Acquisition Corp. (a)	15,000	151,500
Silver Crest Acquisition Corp. (a)(b)	8,484	83,228
Silver Spike Acquisition Corp. II (a)(b)	4,750	46,170
SILVERspac, Inc. (a)(b)	2,150	20,791
Simon Property Group Acquisition Holdings, Inc. (a)	2,150	20,941
Sizzle Acquisition Corp. (a)	17,150	175,959
Slam Corp. (a)(b)	2,150	20,963
Social Leverage Acquisition Corp. I (a)	2,150	21,091
Spindletop Health Acquisition Corp. (a)	12,158	122,188
SportsMap Tech Acquisition Corp. (a)	5,450	53,546
SportsTek Acquisition Corp. (a)	5,000	48,700
Spree Acquisition Corp 1 Ltd. (a)(b)	50,000	501,000
Springwater Special Situations Corp. (a)	2,150	20,995
ST Energy Transition I Ltd. (a)(b)	20,000	200,200
Supernova Partners Acquisition Co III Ltd. (a)(b)	2,150	20,920
Sustainable Development Acquisition I Corp. (a)	2,150	20,941
Tailwind Acquisition Corp. (a)	18,475	181,794
Tailwind International Acquisition Corp. (a)(b)	22,091	215,387
Talon 1 Acquisition Corp. (a)(b)	17,150	173,301
Target Global Acquisition I Corp. (a)(b)	25,000	249,000
Tastemaker Acquisition Corp. (a)	4,900	48,461
TCW Special Purpose Acquisition Corp. (a)	2,150	20,984
Tech and Energy Transition Corp. (a)	2,150	20,898
Thrive Acquisition Corp. (a)(b)	12,150	124,112
Thunder Bridge Capital Partners III, Inc. (a)	2,150	21,006
Thunder Bridge Capital Partners IV, Inc. (a)	2,150	20,963
Tio Tech A (a)(b)	6,132	59,358
Tishman Speyer Innovation Corp II (a)	106,459	1,037,975
TKB Critical Technologies 1 (a)(b)	12,150	120,832
Trebia Acquisition Corp. (a)(b)	15,125	150,645
Trepont Acquisition Corp. I (a)(b)	2,150	21,457
Trine II Acquisition Corp. (a)(b)	17,150	173,730
Tuatara Capital Acquisition Corp. (a)(b)	200	1,970
Turmeric Acquisition Corp. (a)(b)	1,504	14,739
Ventoux CCM Acquisition Corp. (a)	5,000	50,050
Virgin Group Acquisition Corp. II (a)(b)	50,000	493,500
Viveon Health Acquisition Corp. (a)	10,312	103,326
VMG Consumer Acquisition Corp. (a)	15,000	152,250
Vy Global Growth (a)(b)	2,150	21,092
Warburg Pincus Capital Corp. I-A (a)(b)	40,000	392,000
Warrior Technologies Acquisition Co. (a)	2,150	21,135
Williams Rowland Acquisition Corp. (a)	5,100	50,337
Worldwide Webb Acquisition Corp. (a)(b)	2,150	21,457
Worldwide Webb Acquisition Corp. A (a)(b)	9,938	96,796
Yellowstone Acquisition Co. (a)	16,325	166,025
Zanite Acquisition Corp. (a)	74,809	761,556
Total Special Purpose Acquisition Companies (Cost $33,020,956)		33,122,526

Warrants - 0.03%
Berenson Acquisition Corp. I (a)
Expiration: 08/01/2026, Exercise Price: $11.50	225	113
Concord Acquisition Corp. III (a)
Expiration: 12/31/2028, Exercise Price: $11.50	2,675	1,806
Mercato Partners Acquisition Corp. (a)
Expiration: 12/28/2026, Exercise Price: $11.50	7,725	4,558
Seaport Global Acquisition II Corp. (a)
Expiration: 11/17/2026, Exercise Price: $11.50	12,500	6,275
Total Warrants (Cost $11,808)		12,752

Money Market Funds - 9.87%
First American Government Obligations Fund - Class X, 0.026% (f)	2,122,652	2,122,652
First American Treasury Obligations Fund - Class X, 0.013% (f)	2,122,652	2,122,652
Total Money Market Funds (Cost $4,245,304)		4,245,304

Total Investments (Cost $37,278,068) - 86.93%		37,380,582
Other Assets in Excess of Liabilities - 13.07%		5,622,652
Total Net Assets - 100.00%		$43,003,234

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Principal amount denominated in British Pounds.
(d)	Illiquid security.
(e)	Security valued using unobservable inputs.
(f)	Seven day yield as of December 31, 2021.

Organization	Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The CrossingBridge Low Duration High Yield Fund commenced investment operations on
February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal year ended September 30, 2021, only the
Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’
investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2021:

CrossingBridge Pre-Merger SPAC ETF	Level 1	Level 2	Level 3	Total
Assets(1):
Special Purpose Acquisition Companies	$28,706,568	$4,415,958	0	$33,122,526
Warrants	-	12,752	-	12,752
Money Market Fund	4,245,304	-	-	4,245,304
Total Assets	$32,951,872	$4,428,710	$-	$37,380,582

(1) See the Fund's Schedule of Investments for industry classifications.

The CrossingBridge Pre-Merger SPAC ETF held no securitites deemed Level 3 for the period ended December 31, 2021.